Schedule of Investments (unaudited) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.6%
Alabama Federal Aid Highway Finance Authority, RB
Series A, 5.00%, 09/01/33	$3,985	$4,977,305
Series A, 5.00%, 09/01/34	3,500	4,363,800
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30	11,900	16,166,745
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	11,752,500
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,324,752
Series A, 5.00%, 07/01/32	1,150	1,379,160
Series A, 5.00%, 07/01/33	1,600	1,912,544
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	11,055,072
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB(b)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,589,389
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,637,062
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	685,555
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,216,101
Series A, 5.00%, 12/01/34	1,380	1,659,298
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,343,923
(AGM), 5.00%, 11/01/30	2,000	2,429,480

		68,492,686

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23	395	395,608

Arizona — 1.9%
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/34	6,340	6,562,217
Series B, 5.00%, 02/01/33	1,810	1,955,506
Arizona Industrial Development Authority, RB(c)
4.00%, 07/01/29	760	815,510
4.50%, 07/01/29	765	808,460
4.00%, 07/01/30	700	746,816
Series A, 4.00%, 07/01/29	4,135	4,307,967
Industrial Development Authority of the City of Phoenix, RB
6.00%, 07/01/23(d)	275	294,146
Series A, 4.50%, 07/01/22	205	208,817
Series A, 5.75%, 07/01/24(c)	620	661,025
Series A, 5.00%, 07/01/33	1,000	1,027,420
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	6,000	6,400,740
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(c)	855	940,962
Series A, 5.00%, 01/01/31	10,000	12,369,600

		37,099,186

California — 8.0%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(b)	10,530	8,656,502

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	$1,600	$2,011,136
Series A, 5.00%, 11/15/33	1,855	2,326,726
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,751	4,360,896
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,907,520
California Municipal Finance Authority, RB, 4.00%, 10/01/33	2,500	2,663,375
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,106,770
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,455,204
Series A, 5.00%, 07/01/31	1,050	1,268,442
California School Finance Authority, RB(c)
5.00%, 06/01/30	565	644,818
Series A, 5.00%, 06/01/29	290	322,448
Series A, 5.00%, 06/01/32	1,100	1,246,300
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,479,588
Series A, AMT, 5.00%, 05/15/32	1,800	2,210,310
Series A, AMT, 5.00%, 05/15/33	675	825,586
Series A, AMT, 5.00%, 05/15/34	1,650	2,012,307
Compton Unified School District, GO(b)
Series B, (BAM), 0.00%, 06/01/33	1,000	768,480
Series B, (BAM), 0.00%, 06/01/34	1,125	830,216
Series B, (BAM), 0.00%, 06/01/35	1,000	709,620
Series B, (BAM), 0.00%, 06/01/36	1,000	682,980
El Camino Community College District Foundation, GO, CAB(b)
Series C, 0.00%, 08/01/30	9,090	8,005,745
Series C, 0.00%, 08/01/31	12,465	10,710,925
Series C, 0.00%, 08/01/32	17,435	14,598,849
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	17,824,560
Los Angeles Regional Airports Improvement Corp., Refunding RB, AMT, 5.00%, 01/01/32	4,110	4,232,766
Los Angeles Unified School District, GO, Series A, 4.00%, 07/01/33	3,000	3,382,890
Monterey Peninsula Community College District, Refunding GO, CAB(b)
0.00%, 08/01/30	3,500	2,837,660
0.00%, 08/01/31	5,940	4,617,756
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,445	3,125,321
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	611,015
Series A, AMT, 5.00%, 03/01/31	1,500	1,828,410
Series A, AMT, 5.00%, 03/01/32	1,000	1,213,450
Series A, AMT, 5.00%, 03/01/33	975	1,176,913
Series A, AMT, 5.00%, 03/01/34	1,250	1,503,312
Series A, AMT, 5.00%, 03/01/35	2,000	2,397,260
Poway Unified School District, GO(b)
Series A, 0.00%, 08/01/30	10,000	8,743,200
Series A, 0.00%, 08/01/32	12,500	10,335,875
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,211,540

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, Refunding GO, 5.00%, 08/01/30	$10,000	$12,561,200
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	799,590

		152,207,461

Colorado — 3.4%
Central Platte Valley Metropolitan District, GO
Series A, 5.13%, 12/01/29	700	758,940
Series A, 5.50%, 12/01/29	750	820,193
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/33	25,000	31,182,750
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/30(b)	1,000	818,490
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(c)	1,185	1,223,595
Colorado Health Facilities Authority, Refunding RB
4.00%, 05/15/26(e)	2,860	3,353,922
Series A, 5.00%, 12/01/22(e)	3,000	3,227,250
Series A, 4.00%, 08/01/37	3,000	3,507,030
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,766,415
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,765,065
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,586,183
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,761,105
Plaza Metropolitan District No.1, Refunding TA(c)
4.00%, 12/01/23	1,000	1,027,360
4.10%, 12/01/24	5,080	5,220,259
4.20%, 12/01/25	5,280	5,427,523
Tallyn’s Reach Metropolitan District No.3, GO, 5.00%, 12/01/23(e)	502	563,575

		64,009,655

Connecticut — 0.8%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	1,095	1,349,423
(SAP), 5.00%, 06/15/31	1,125	1,377,810
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(c)	370	413,608
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(c)	225	261,034
Series G-1, 5.00%, 07/01/28(c)	300	353,604
Series G-1, 5.00%, 07/01/29(c)	300	358,812
Series G-1, 5.00%, 07/01/30(c)	300	357,321
Series G-1, 5.00%, 07/01/32(c)	425	502,626
Series G-1, 5.00%, 07/01/34(c)	355	417,136
Series I-1, 5.00%, 07/01/35	400	475,976
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	8,689,030

		14,556,380

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 4.00%, 07/01/22	230	235,258
Series A, 5.00%, 07/01/24	705	765,792
Series A, 5.00%, 07/01/25	805	892,801
Series A, 5.00%, 07/01/26	850	960,373
Series A, 5.00%, 07/01/27	890	1,022,067
Series A, 5.00%, 07/01/28	935	1,079,401
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	6,053,527

Security	Par (000)	Value

Delaware (continued)
Delaware State Economic Development Authority, Refunding RB(a) (continued)
Series B, 1.25%, 10/01/40	$500	$501,580
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,431,638
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,652,440

		15,594,877

District of Columbia — 0.1%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	1,700	1,913,571

Florida — 7.1%
Capital Projects Finance Authority, Refunding RB, Series A-1, 5.00%, 10/01/30	1,000	1,230,120
Capital Trust Agency, Inc., RB, Series A, 4.00%, 06/15/29(c)	1,790	1,894,930
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/32	1,610	2,025,283
Senior Lien, 5.00%, 07/01/33	2,750	3,449,105
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	4,540,800
City of Tampa Florida, Refunding RB, Series A, 4.00%, 09/01/33	10,000	10,491,400
County of Broward Florida, RB
Series A, AMT, (AGM), 5.00%, 04/01/30	600	648,192
Series A, AMT, (AGM), 5.00%, 04/01/33	740	798,253
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,640,649
County of Palm Beach Florida, RB, 5.00%, 04/01/29(c)	1,000	1,093,980
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(b)
Series B, 0.00%, 06/01/30	2,000	1,750,460
Series B, 0.00%, 06/01/31	1,295	1,105,736
Series B, 0.00%, 06/01/32	2,495	2,076,040
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,275,840
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(c)	6,930	7,485,370
Florida Development Finance Corp., Refunding RB, 4.00%, 09/15/30(c)	470	494,797
Jacksonville Port Authority, Refunding ARB, AMT, 4.50%, 11/01/22(e)	9,445	10,034,368
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(c)	540	558,765
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	392,828
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	1,024,321
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,140,690
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	15,529,118
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 05/15/31	410	486,076
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	16,805	19,955,433

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(e)	$3,825	$4,228,499
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	1,064,310
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32.	9,000	10,839,240
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	553,384
Village Community Development District No.10, SAB 4.50%, 05/01/23	785	808,291
5.00%, 05/01/32	5,125	5,314,317
Village Community Development District No.5, Refunding SAB 3.50%, 05/01/28	5,080	5,345,887
4.00%, 05/01/33	985	1,043,529
4.00%, 05/01/34	2,150	2,276,485
Village Community Development District No.6, Refunding SAB, 4.00%, 05/01/29	5,330	5,485,476

		134,081,972

Georgia — 1.6%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,592,988
Series A, 5.00%, 05/15/30	8,000	10,169,440
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	9,809,200
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/29	2,000	2,553,260
Series A, 5.00%, 01/01/30	1,905	2,472,480
Series A, Subordinate, 5.00%, 01/01/29	1,200	1,531,956
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,622,362

		29,751,686

Guam — 0.0%
Territory of Guam, Refunding RB, Series A, 5.00%, 11/01/30	500	637,875

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(c)	185	207,807

Illinois — 14.2%
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/22	14,830	15,846,893
Series C, 5.00%, 12/01/30	7,025	8,363,684
Series F, 5.00%, 12/01/22	4,760	5,086,393
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,658,560
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,814,025
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/33	5,000	5,548,100
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	5,117,500
Series B, Senior Lien, 5.00%, 01/01/33	6,000	7,319,460
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/26	3,000	3,621,680
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	799,664
City of Chicago Illinois Wastewater Transmission Revenue, RB
2nd Lien, 4.00%, 01/01/31	10,375	10,622,029
2nd Lien, 4.00%, 01/01/32	10,790	11,046,047

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB (continued)
2nd Lien, 4.00%, 01/01/33	$11,220	$11,485,353
2nd Lien, 4.00%, 01/01/35	9,135	9,349,490
City of St. Charles Illinois, Refunding GO 4.00%, 12/01/30	1,620	1,714,268
4.00%, 12/01/31	1,715	1,814,333
County of Cook Illinois, Refunding GO, Series C, 4.00%, 11/15/29	19,750	20,862,320
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	445,936
Series A, 5.00%, 11/01/26	460	515,605
Series A, 5.00%, 11/01/28	1,745	1,990,975
Series A, 5.00%, 11/01/29	1,840	2,095,098
Series A, 5.00%, 10/01/30	1,000	1,215,220
Series A, 5.00%, 11/01/30	1,935	2,199,515
Series A, 5.00%, 11/15/31	8,415	9,808,187
Series A, 4.00%, 10/01/32	1,000	1,140,180
Series A, 5.00%, 11/15/32	2,075	2,416,483
Series A, 4.00%, 02/01/33	11,000	11,746,790
Series A, 5.00%, 11/15/33	2,125	2,472,756
Series B, 5.00%, 08/15/30	3,205	3,898,915
Series B, 0.77%, 05/01/42(a)	1,750	1,760,631
Series C, 5.00%, 02/15/30	12,000	14,777,760
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	22,908,600
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	7,833,042
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,452,408
5.00%, 12/15/30	1,385	1,670,753
State of Illinois, GO
Series A, 5.00%, 12/01/28	9,950	12,143,676
Series A, 5.00%, 03/01/32	1,500	1,910,520
Series A, 4.00%, 03/01/41	335	379,786
Series D, 5.00%, 11/01/28	10,805	12,932,180
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	8,569,330
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(c)	370	385,603
Winnebago & Boone Counties School District No.205 Rockford, GO 4.00%, 02/01/29	9,080	9,609,273
4.00%, 02/01/30	9,835	10,405,725

		270,754,746

Indiana — 2.7%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, Series A, 1st Lien, 5.00%, 10/01/35	10,000	12,645,600
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	955	1,005,090
City of Whiting Indiana, RB, Series A, AMT, 5.00%, 03/01/46(a)	5,500	5,960,845
Indiana Finance Authority, Refunding RB
Series A, 4.00%, 05/01/23(e)	22,565	24,267,755
Series A, 4.13%, 12/01/26	3,665	3,944,053

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	$1,000	$1,220,970
5.00%, 07/01/33	1,400	1,707,608

		50,751,921

Iowa — 2.7%
American Municipal Power Inc Refunding RB, 1.00%, 02/15/48(a)	6,000	6,098,520
Capital Trust Agency Inc RB, 3.38%, 07/01/31(c)	1,810	1,877,622
Iowa Finance Authority RB, AMT, 1.50%, 01/01/42(a)	2,750	2,783,742
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	13,345	14,447,430
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	181,247
PEFA, Inc., RB, 5.00%, 09/01/49(a)	21,415	25,851,760

		51,240,321

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,617,025

Kentucky — 0.6%
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series B, 0.00%, 07/01/30(b)	1,230	929,228
Series C, 6.40%, 07/01/33(f)	1,500	1,797,195
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	8,877,165

		11,603,588

Louisiana — 3.1%
City of Ruston Louisiana, RB
(AGM), 5.00%, 06/01/29	1,060	1,271,841
(AGM), 5.00%, 06/01/30	1,000	1,198,720
(AGM), 5.00%, 06/01/31	1,020	1,221,532
(AGM), 5.00%, 06/01/32	1,225	1,465,553
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,272,475
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 06/01/29	710	772,934
Series A, 5.00%, 04/01/30	525	578,335
Series A, 5.00%, 06/01/31	500	554,185
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,490,719
5.00%, 05/15/30	990	1,193,782
3.00%, 05/15/31	2,225	2,405,492
5.00%, 05/15/32	1,485	1,787,242
5.00%, 05/15/33	2,175	2,615,046
Series B, 3.50%, 06/01/30	5,990	6,004,196
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/30	3,000	3,257,100
Parish of St. John the Baptist Louisiana, Refunding RB
2.00%, 06/01/37(a)	2,250	2,289,622
2.10%, 06/01/37(a)	1,305	1,340,809
Sub-Series B-1, 2.13%, 06/01/37(a)	1,800	1,850,778
Sub-Series B-1, 2.38%, 06/01/37(a)	3,260	3,398,583

Security	Par (000)	Value

Louisiana (continued)
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT, 5.00%, 04/01/23(e)	$2,875	$3,129,553
State of Louisiana, GO, Series A, 4.00%, 05/15/23(e)	6,540	7,049,597
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(e)	1,925	2,125,547
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/32	4,375	4,569,950
Series A, 5.25%, 05/15/33	4,750	4,960,567
Series A, 5.25%, 05/15/35	1,500	1,625,010

		59,429,168

Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB 5.00%, 01/01/33	695	869,876
5.00%, 01/01/34	305	380,332
4.00%, 01/01/35	1,000	1,155,940
Maine Turnpike Authority, RB 5.00%, 07/01/29	300	393,240
5.00%, 07/01/30	275	367,125

		3,166,513

Maryland — 1.8%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	540	550,357
4.90%, 07/01/30	1,315	1,362,642
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	1,250	1,305,063
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(c)	585	651,848
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	2,144,757
Maryland Economic Development Corp., RB, Series D, AMT, 5.00%, 03/31/30	1,325	1,562,321
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,573,274
5.00%, 07/01/31	2,400	2,870,952
5.00%, 07/01/32	500	615,475
5.00%, 07/01/33	2,585	3,092,397
5.00%, 07/01/34	775	947,376
Series A, 5.00%, 01/01/31	2,865	3,269,681
Series A, 5.00%, 01/01/32	3,010	3,414,424
Series A, 5.00%, 01/01/33	3,165	3,568,569
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	5,620,700

		33,549,836

Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	6,179,900
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	2,500	3,461,150
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(b)	5,500	4,354,570
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,274,777
Massachusetts Development Finance Agency, Refunding RB Series A, 5.00%, 01/01/32	2,020	2,447,573

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series A, 5.00%, 01/01/33	$1,500	$1,808,235
Series A, 5.00%, 01/01/34	2,085	2,503,251
Series A, 5.00%, 01/01/35	2,000	2,395,020
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	3,630	3,771,715

		28,196,191

Michigan — 1.6%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	851,578
5.00%, 04/01/27	580	686,801
5.00%, 04/01/28	665	802,934
5.00%, 04/01/29	665	799,416
5.00%, 04/01/30	510	620,803
5.00%, 04/01/31	735	876,752
5.00%, 04/01/32	625	742,700
5.00%, 04/01/33	830	982,961
Michigan Finance Authority, Refunding RB 5.00%, 06/01/24(e)	2,750	3,145,422
5.00%, 08/15/30	2,105	2,322,152
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 06/01/22(e)	8,195	8,529,356
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/32	2,000	2,485,780
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	1,260	1,470,118
5.00%, 11/15/34	1,410	1,602,987
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,499,587
Series A, 5.00%, 07/01/32	1,430	1,724,823

		30,144,170

Minnesota — 0.4%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,283,462
Sartell-St Stephen Independent School District
No.748, GO, CAB(b)
Series B, (SD CRED PROG), 0.00%, 02/01/30	3,915	3,246,827
Series B, (SD CRED PROG), 0.00%, 02/01/31	2,190	1,751,496
Series B, (SD CRED PROG), 0.00%, 02/01/32	1,450	1,117,297

		7,399,082

Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,668,375
Series A, (AGM), 5.00%, 03/01/31	1,595	1,864,507
Series A, (AGM), 5.00%, 03/01/32	2,000	2,327,900
Series A, (AGM), 5.00%, 03/01/33	1,275	1,482,621
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	14,291,637

		22,635,040

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.00%, 05/01/30	3,000	3,218,550
5.00%, 05/15/31	1,175	1,408,284
4.00%, 05/15/32	1,680	1,906,078

Security	Par (000)	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued)
4.00%, 05/15/33	$2,000	$2,255,140
Series A, 4.00%, 11/15/33	2,010	2,181,031
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	970	963,695

		11,932,778

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	10,696,416

Nebraska — 0.6%
Central Plains Energy Project, RB 5.00%, 09/01/27	5,000	5,306,250
5.00%, 09/01/32	4,500	4,775,625
Elkhorn School District, GO 4.00%, 12/15/32	325	398,044
4.00%, 12/15/33	375	456,975

		10,936,894

Nevada(c) — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27	335	371,750
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29	590	641,147

		1,012,897

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB 4.00%, 01/01/28	285	325,632
4.00%, 01/01/29	300	341,973
4.00%, 01/01/30	280	317,156
Series A, AMT, 4.00%, 11/01/27(c)	2,205	2,287,136
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,552,928

		7,824,825

New Jersey — 14.7%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	199,357
(AGM), 4.00%, 04/01/31	175	202,920
Casino Reinvestment Development Authority, Inc., Refunding RB
5.00%, 11/01/21	2,465	2,499,288
5.00%, 11/01/22	1,890	1,968,208
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,150	1,197,714
New Jersey Economic Development Authority, RB 5.00%, 06/15/30	600	772,608
Series A, 4.00%, 06/15/29(c)	665	709,914
Series A, 4.00%, 07/01/29	350	393,204
Series A, 5.00%, 06/15/32	4,500	5,448,600
Series C, 5.00%, 06/15/32	3,600	4,358,880
Series DDD, 5.00%, 06/15/35	2,000	2,379,340
AMT, 5.00%, 01/01/28	4,705	5,250,639

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
Series A, AMT, 5.63%, 11/15/30	$1,740	$1,963,607
Series B, AMT, 5.63%, 11/15/30	1,315	1,483,991
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/26	10,610	11,095,514
4.25%, 06/15/27	16,500	17,115,285
(AGM), 5.00%, 06/01/28	1,000	1,217,750
5.00%, 01/01/29	2,280	2,709,028
(AGM), 5.00%, 06/01/30	1,500	1,816,380
(AGM), 5.00%, 06/01/31	1,750	2,112,127
(AGM), 4.00%, 06/01/32	2,125	2,411,769
Series BBB, 5.50%, 06/15/29	10,000	12,432,500
Series MMM, 4.00%, 06/15/35	5,000	5,810,650
Sub-Series A, 4.00%, 07/01/32	9,855	10,946,835
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,261,100
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	6,495,400
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,832,565
5.00%, 07/01/29	4,150	5,054,375
5.00%, 07/01/30	3,500	4,259,181
Series A, 5.00%, 07/01/30	11,245	13,674,820
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	6,487,910
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,649,060
Series A, AMT, 4.00%, 12/01/32	2,500	2,764,650
Series A, AMT, 4.00%, 12/01/33	2,000	2,200,980
Series A, AMT, 4.00%, 12/01/34	1,000	1,118,410
Series A, AMT, 4.00%, 12/01/35	1,000	1,092,310
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	11,595	12,400,852
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,997,626
Series AA, 5.25%, 06/15/28	4,500	5,311,845
Series AA, 4.00%, 06/15/30	10,815	11,251,277
Series BB, 5.00%, 06/15/30	1,500	1,878,315
Series C, 5.25%, 06/15/32	10,000	11,582,000
Series D, 5.00%, 06/15/32	5,000	5,746,550
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	7,832,220
Series A, 5.00%, 12/15/30	21,325	26,521,263
Newark Housing Authority Scholarship Foundation A New Jersey Non, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,884,800
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	570,205
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	20,874,445
Series A, 5.00%, 06/01/32	8,270	10,272,167

Security	Par (000)	Value

New Jersey (continued)
Township of Irvington New Jersey, Refunding GO
Series A, (AGM, SAW), 5.00%, 07/15/30	$2,000	$2,262,660
Series A, (AGM, SAW), 5.00%, 07/15/31	1,450	1,639,297

		278,412,391

New Mexico — 1.4%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	531,226
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31	6,250	6,543,750
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	2,000	2,109,540
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	5,850	6,150,982
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	10,000	10,538,300

		25,873,798

New York — 4.6%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(c)	735	791,360
County of Nassau New York, GO
Series A, (AGM), 5.00%, 04/01/34	4,165	5,177,095
Series A, (AGM), 5.00%, 04/01/35	4,385	5,438,847
Hempstead Town Local Development Corp., Refunding RB 5.00%, 06/01/30	200	257,480
5.00%, 06/01/31	300	392,382
5.00%, 06/01/32	100	130,517
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 0.81%, 11/01/32(a)	2,875	2,875,000
Sub-Series C-1, 5.00%, 11/15/34	10,000	12,218,100
Metropolitan Transportation Authority, Refunding RB, CAB(b)
Series A, 0.00%, 11/15/30	13,000	11,063,390
Series C-2, 0.00%, 11/15/32	19,315	15,014,901
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	6,234,512
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/32	5,500	6,053,080
Series A, AMT, 4.00%, 07/01/33	6,000	6,599,340
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	8,140	9,620,015
AMT, 4.00%, 10/31/34	350	414,120
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/29	235	299,764
Series A, Class A, AMT, 5.00%, 12/01/28	350	440,475
Series A, Class A, AMT, 5.00%, 12/01/30	250	323,235
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	4,934,939

		88,278,552

North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 4.00%, 10/01/27	600	696,066

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 1.0%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	$460	$516,911
County of Butler Ohio, Refunding RB 5.00%, 11/15/30	1,225	1,514,676
5.00%, 11/15/31	2,500	3,077,450
5.00%, 11/15/32	2,200	2,695,858
County of Franklin Ohio, RB
Series A, 5.25%, 07/01/28	470	470,869
Series A, 5.63%, 07/01/32	940	941,899
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	4,450	4,827,449
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,884,415
AMT, (AGM), 5.00%, 12/31/30	2,400	2,780,544

		18,710,071

Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB 5.00%, 09/01/27	2,100	2,526,090
5.00%, 09/01/28	2,000	2,403,900
5.00%, 09/01/29	2,150	2,582,172
5.00%, 09/01/30	5,130	6,156,205
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,848,556

		16,516,923

Oregon — 0.6%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,930,889
Port of Morrow, Refunding GO
Series A, 4.00%, 06/01/30	1,205	1,426,600
Series D, 4.00%, 12/01/30	880	1,046,698

		11,404,187

Pennsylvania — 17.4%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,815,460
Series A, 5.00%, 04/01/34	3,345	4,108,396
Series A, 5.00%, 04/01/35	1,000	1,225,170
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/23	335	353,706
5.00%, 05/01/28	835	976,641
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/27	6,750	7,014,262
Series A, 5.00%, 05/01/28	5,000	5,195,850
Series A, 5.00%, 05/01/29	3,745	3,891,729
Series A, 5.00%, 05/01/30	5,300	5,507,707
Bucks County Industrial Development Authority, RB
5.00%, 07/01/29	555	676,040
5.00%, 07/01/30	700	858,956
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,252,856
Series A, 5.00%, 10/01/32	1,450	1,807,628
Series A, 5.00%, 10/01/33	2,300	2,858,003
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(c)	265	293,069

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	$5,000	$6,606,450
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	9,235	11,275,750
(AGM), 4.00%, 08/01/32	6,000	6,870,300
Series A, 5.00%, 08/01/30	4,500	5,598,540
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	4,567,542
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	7,418,160
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	8,234,870
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(e)	645	753,211
5.00%, 01/01/29	1,080	1,225,940
5.00%, 01/01/30	2,250	2,551,815
5.00%, 01/01/32	1,510	1,749,214
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,550,776
Delaware County Authority, Refunding RB
5.00%, 07/01/28	800	933,336
5.00%, 07/01/29	1,365	1,588,696
5.00%, 07/01/30	1,435	1,657,769
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/30	2,105	2,231,284
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,915,640
Series A-2, 5.00%, 02/15/34	1,750	2,130,293
Lancaster County Hospital Authority, Refunding RB, Series A, 3.00%, 08/15/30	2,535	2,791,263
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/34	3,000	3,535,230
4.00%, 09/01/35	1,735	2,034,565
4.00%, 09/01/36	1,500	1,749,945
Series A, 5.00%, 09/01/31	1,750	2,189,128
Series A, 5.00%, 09/01/32	1,315	1,638,135
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(e)	2,500	2,623,525
5.00%, 01/01/30	2,000	2,032,700
Series A, 5.25%, 01/15/29	3,250	3,654,268
Northampton County General Purpose Authority, RB, Series A, 5.00%, 08/15/33	12,660	13,849,407
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	6,573,042
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	3,304,475
AMT, 5.00%, 12/31/29	5,000	5,946,950
AMT, 5.00%, 12/31/30	13,100	15,542,888
AMT, 5.00%, 12/31/34	16,500	19,281,570
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	5,498,010
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	9,515,255
Pennsylvania Higher Educational Facilities Authority, Refunding RB 5.00%, 05/01/30	425	505,839

7

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued)
5.00%, 05/01/31	$1,275	$1,516,205
4.00%, 05/01/32	3,000	3,017,580
5.00%, 05/01/32	1,750	2,079,193
5.00%, 05/01/33	3,320	3,934,930
5.00%, 05/01/35	1,000	1,183,460
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	9,000	9,697,410
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	1,056,560
Series B, 5.00%, 12/01/30	620	832,889
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,689,460
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,992,446
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,882,440
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/32	1,000	1,232,920
2nd Series, 5.00%, 12/01/35	2,005	2,456,245
2nd Sub Series, 5.00%, 12/01/33	1,815	2,232,632
2nd Sub Series, 5.00%, 12/01/34	1,500	1,841,610
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,874,600
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	350	367,924
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	1,050,664
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	513,098
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	270,401
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/21	250	250,913
5.00%, 06/01/30	5,000	6,581,250
State Public School Building Authority, RB, (SAW), 5.00%, 04/01/22(e)	23,630	24,661,112
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	568,946
Series A, (GTD), 4.00%, 07/01/33	440	501,358
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	147,778
Series A, 4.00%, 11/15/28	105	120,159
Series A, 4.00%, 11/15/29	140	159,930
Series A, 4.00%, 11/15/30	190	218,272
Series A, 4.00%, 11/15/31	200	229,636
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,773,060
(BAM), 5.00%, 08/15/31	5,000	6,168,550
(BAM), 5.00%, 08/15/32	17,945	22,047,765

		331,112,650

Puerto Rico(b) — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB
Series A-1, Restructured, 0.00%, 07/01/29	14,055	11,897,557
Series A-1, Restructured, 0.00%, 07/01/31	38,523	29,843,383
Series A-1, Restructured, 0.00%, 07/01/33	43,149	31,036,644

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB (continued)
Series B-1, Restructured, 0.00%, 07/01/31	$5,755	$4,461,564
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,656,639

		81,895,787

Rhode Island — 1.3%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,786,335
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing, Series 68-B, 3.00%, 10/01/31	8,365	8,968,200
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	3,179,798
Series A, 5.00%, 06/01/29	4,500	5,199,345
Series A, 5.00%, 06/01/30	4,215	4,866,217

		23,999,895

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	12,166,600
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,739,624

		15,906,224

Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,306,760
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,988,982
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	525	525,630
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,573,026

		11,394,398

Texas — 12.3%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,260	3,369,666
Central Texas Regional Mobility Authority, RB
Series A, Senior Lien, 5.00%, 01/01/30	1,600	1,863,856
Series A, Senior Lien, 5.00%, 01/01/31	1,175	1,367,641
Series A, Senior Lien, 5.00%, 01/01/33	1,500	1,743,315
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	14,155,750
Series C, 5.00%, 08/15/33	14,000	15,843,380
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	1,224,900
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/33	7,000	8,766,940
City of Houston Texas Combined Utility System Revenue, Refunding RB
Series B, 1st Lien, 5.25%, 11/15/33	4,000	4,972,120
Series B, 1st Lien, 5.00%, 11/15/34	7,315	8,905,281
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,830,329
Clifton Higher Education Finance Corp., Refunding RB Series A, 3.10%, 12/01/22	325	331,503
Series A, (PSF), 4.00%, 08/15/31	1,250	1,447,500
Series A, 3.95%, 12/01/32	1,800	1,871,460

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clifton Higher Education Finance Corp., Refunding RB (continued)
Series A, (PSF), 4.00%, 08/15/33	$1,200	$1,378,488
County of Harris Texas, Refunding RB, Series C, Senior Lien, 4.00%, 08/15/33	12,325	12,864,712
County of Nueces Texas, Refunding GO
4.00%, 02/15/33	1,165	1,411,246
4.00%, 02/15/35	725	871,312
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	5,000	6,653,350
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	531,295
Series B, 6.38%, 01/01/33	460	492,421
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,225,049
Series A, 5.00%, 01/01/33	1,090	1,142,680
Series A, 5.00%, 06/01/33	3,000	3,147,420
Leander Independent School District, Refunding GO, CAB(b)
Series D, (PSF), 0.00%, 08/15/31	1,200	840,360
Series D, (PSF), 0.00%, 08/15/32	2,000	1,366,460
Series D, (PSF), 0.00%, 08/15/33	4,485	2,912,963
Matagorda County Navigation District No.1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	26,120	31,652,216
Series B-2, 4.00%, 06/01/30	12,995	13,891,265
Series B, AMT, (AMBAC), 4.55%, 05/01/30	10,000	12,231,600
Midland County Fresh Water Supply District No.1, RB, CAB(b)
Series A, 0.00%, 09/15/31	6,235	4,674,130
Series A, 0.00%, 09/15/32	15,135	10,775,969
Mission Economic Development Corp., Refunding RB,
AMT, Senior Lien, 4.63%, 10/01/31(c)	3,805	4,035,773
New Hope Cultural Education Facilities Finance Corp., RB(c)
Series A, 3.63%, 08/15/22	195	195,991
Series A, 4.25%, 08/15/27	450	452,385
Series A, 4.00%, 08/15/29	335	365,646
Red River Health Facilities Development Corp., RB
4.70%, 01/01/22	140	141,638
5.50%, 01/01/32	1,000	1,013,550
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	3,000	3,520,200
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 05/15/23(e)	20,920	22,536,070
Series B, 5.00%, 07/01/35	6,000	7,509,060
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	1,126,600
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/30	10,935	14,296,419
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,908,934
Texas Transportation Commission State Highway Fund, Refunding RB, 5.00%, 10/01/22	1,000	1,069,170

		233,928,013

Security	Par (000)	Value

Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	$5,000	$5,724,300

Virginia — 0.6%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	506,380
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/32	2,000	2,194,160
Hanover County Economic Development Authority, Refunding RB
Series A, 4.50%, 07/01/30	3,000	3,065,280
Series A, 4.50%, 07/01/32	1,100	1,123,067
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 5.00%, 07/01/34.	3,940	4,054,339

		10,943,226

Washington — 2.1%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB
Series A, 5.00%, 09/01/27.	1,000	1,023,690
Series A, 5.25%, 09/01/32	655	669,456
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	8,084,012
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	7,221,000
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	11,719,856
Washington State Convention Center Public Facilities District RB, 4.00%, 07/01/31	4,990	5,694,688
Washington State Housing Finance Commission, Refunding RB
5.00%, 07/01/28	1,000	1,080,260
5.00%, 07/01/33	1,100	1,185,173
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,182,390
Series A, 5.00%, 01/01/32	1,140	1,346,898

		39,207,423

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31.	1,950	2,405,851
Series A, 5.00%, 06/01/33	1,100	1,345,366

		3,751,217

Wisconsin — 2.1%
Public Finance Authority, RB(c)
5.00%, 01/01/31	650	700,115
Series A, 4.00%, 07/15/29	645	702,341
Series A, 4.00%, 03/01/30	1,305	1,358,048
Series A, 3.75%, 06/01/30	345	362,116
Public Finance Authority, Refunding RB
4.00%, 09/01/29(c)	430	430,421
AMT, 2.63%, 11/01/25	3,000	3,253,230
Series B, AMT, 5.25%, 07/01/28	2,250	2,367,540
State of Wisconsin, GO, Series B, 3.00%, 05/01/21	5,000	5,000,000
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 10/01/32	4,520	4,744,192
5.00%, 04/01/35	2,500	3,171,250

9

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
Series C-4, 0.72%, 08/15/54(a)	$8,200	$8,347,280
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, (FNMA COLL), 3.00%, 09/01/32	9,000	9,478,350

		39,914,883

Total Municipal Bonds — 124.8% (Cost: $2,167,980,090)		2,369,510,179

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Colorado(h) — 4.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/22(e)	69,030	73,109,102
Series A, AMT, 4.25%, 11/15/31	8,085	8,562,757
Series A, AMT, 4.25%, 11/15/32	2,230	2,361,775

		84,033,634

Florida(h) — 5.2%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	18,094,903
Series Q-1, 4.00%, 10/01/30	18,095	19,036,470
Series Q-1, 4.00%, 10/01/31	18,820	19,799,191
Series Q-1, 4.00%, 10/01/32	19,575	20,593,473
Series Q-1, 4.00%, 10/01/33	20,355	21,414,056

		98,938,093

Iowa — 2.3%
State of Iowa Board of Regents, RB 4.00%, 09/01/28	3,375	3,541,426
4.00%, 09/01/29	6,525	6,846,758
4.00%, 09/01/30	6,325	6,636,895
4.00%, 09/01/31	8,650	9,076,544
4.00%, 09/01/32	7,750	8,132,164
4.00%, 09/01/33	9,375	9,837,295

		44,071,082

Nevada — 1.1%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	17,710	20,341,349

New Jersey — 1.9%
State of New Jersey, GO, 4.00%, 06/01/30	30,000	36,819,900

Pennsylvania — 2.6%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(h)	20,000	25,115,600
County of Lehigh Pennsylvania, Refunding RB, 4.00%, 07/01/33	22,285	23,230,779

		48,346,379

Security	Par (000)	Value

Texas(h) — 4.4%
San Antonio Public Facilities Corp., Refunding RB
4.00%, 09/15/30	$15,000	$15,735,186
4.00%, 09/15/31	19,475	20,429,516
4.00%, 09/15/32	18,075	18,960,899
4.00%, 09/15/33	11,000	11,539,136
4.00%, 09/15/34	11,885	12,467,512
4.00%, 09/15/35	4,500	4,720,556

		83,852,805

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.9% (Cost: $395,249,918)		416,403,242

Total Long-Term Investments — 146.7% (Cost: $2,563,230,008)		2,785,913,421

	Shares

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	69,464,475	69,478,368

Total Short-Term Securities — 3.7% (Cost: $69,469,455)		69,478,368

Total Investments — 150.4% (Cost: $2,632,699,463)		2,855,391,789

Other Assets Less Liabilities — 1.4%		26,749,317

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.3)%		(233,296,576)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.5)%		(749,697,391)

Net Assets Applicable to Common Shares — 100.0%		$1,899,147,139

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between March 15, 2022 to March 1, 2026, is $171,383,061.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$53,785,322	$15,688,919	(a)	$—	$(1,421)	$5,548	$69,478,368	69,464,475	$5,255	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,369,510,179	$—	$2,369,510,179
Municipal Bonds Transferred to Tender Option Bond Trusts	—	416,403,242	—	416,403,242
Short-Term Securities
Money Market Funds	69,478,368	—	—	69,478,368

	$69,478,368	$2,785,913,421	$—	$2,855,391,789

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(233,219,979)	$—	$(233,219,979)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(983,219,979)	$—	$(983,219,979)

11

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock Municipal 2030 Target Term Trust (BTT)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12